INVENTORY, NET - Carrying Amount of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Raw materials and consumables	$ 1,485	$ 1,340
Fuel products	850	727
Work in progress	778	723
RTFO certificates	415	391
Finished goods and other	1,658	1,331
Carrying amount of inventories	$ 5,186	$ 4,512